Condensed Financial Statements of the Company (Details) - Statements of Financial Position - Parent Company [Member] - Parent Company [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 32,314	$ 4,642	¥ 366,862
Short term investments	36,416	5,231
Other receivables and amounts due from subsidiaries and affiliates	1,378,556	198,017	1,119,686
Total current assets	1,447,286	207,890	1,486,548
Investment in subsidiaries	2,855,907	410,225	2,638,621
Investment in an affiliate	10,670	1,533	11,350
Total assets	4,313,863	619,648	4,136,519
Other payables and accrued expenses	1,330,068	191,052	1,337,039
Amounts due to subsidiaries	785,608	112,846	27,969
Refundable share rights deposits (Including refundable share rights deposits of the consolidated VIE of RMB138,328 and RMB266,901 as of December 31, 2018 and 2019, respectively)	266,901	38,338	138,328
Total liabilities	2,382,577	342,236	1,503,336
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,301,915,084 and 1,252,367,264 shares, of which 1,123,475,604 and 1,073,891,784 shares were outstanding as of December 31, 2018 and 2019, respectively)	9,235	1,327	9,583
Treasury stock	(1,146)	(165)	(1,156)
Additional paid-in capital	393	56	437,176
Retained earnings	1,988,233	285,592	2,280,870
Accumulated other comprehensive loss	(65,429)	(9,398)	(93,290)
Total equity	1,931,286	277,412	2,633,183
Total liabilities and shareholders’ equity	¥ 4,313,863	$ 619,648	¥ 4,136,519